Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Impairment loss of goodwill (in Dollars)	$ 569	$ 700	$ 2,759
Total impairment loss (in Dollars)	$ 453
Right-of-use lease assets	1 year
Minimum [Member] | Technology [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value at acquisition period	3 years
Minimum [Member] | Customer Relations [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value at acquisition period	2 years
Maximum [Member} | Technology [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value at acquisition period	10 years
Maximum [Member} | Customer Relations [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value at acquisition period	8 years